Average Annual Total Returns{- Fidelity® Quality Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity® Quality Factor ETF	Fidelity Quality Factor ETF-Default Return Before Taxes Past 1 year	Fidelity Quality Factor ETF-Default Return Before Taxes Since Inception		Fidelity Quality Factor ETF-Default After Taxes on Distributions Past 1 year	Fidelity Quality Factor ETF-Default After Taxes on Distributions Since Inception		Fidelity Quality Factor ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Quality Factor ETF-Default After Taxes on Distributions and Sales Since Inception		IXZ6H Past 1 year	IXZ6H Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	16.18%	14.93%	[1]	15.69%	14.48%	[1]	9.81%	11.83%	[1]	16.52%	15.28%	[1]	20.96%	16.41%	[1]

[1]	(a)From September 12, 2016